Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the six months ended June 30, 2025, RSU activity was as follows:

	Number of RSUs	Weighted-Average Grant-date Fair Value
Outstanding at January 1, 2025	1,343,777	$21.87
Granted during the year	1,961,956	52.29
Forfeited during the year	(789)	46.23
Outstanding at June 30, 2025	3,304,944	$39.92

Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the six months ended June 30, 2025, stock option activity was as follows:

	Number of Options	Weighted-Average Exercise Price		Weighted Average Share Price on Exercise Date	Weighted-Average Remaining Contractual Term (in years)
Outstanding at January 1, 2025	2,128,724	$15.81			2.2
Exercised during the year	(695,915)	$13.80		$45.76
Outstanding at June 30, 2025	1,432,809	$16.78	(1)		1.8
Exercisable at June 30, 2025	1,432,809	$16.78	(1)		1.8

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.